Accrued liabilities - Other liabilities, short-term and long-term (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 MXN ($)
Accrued liabilities
Short-term maturities		$ 280,744	$ 284,200	$ 5,981	$ 117,724
Long-term		216,702	136,555	$ 16,661	$ 327,934
Cancellations, or write off related to liabilities	$ 0	$ 0	$ 0